Income Tax Expenses - Summary of Increase In Income Tax Expenses And Resulting Basic And Diluted Per Share (Detail) - SGD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Increase In Income Tax Expenses And Earnings Per Share Due To Unenjoyed Income Tax Holidays [Abstract]
Increase in income tax expenses	$ 2,102	$ 2,083	$ 8,017
Basic and diluted earnings per share	$ 0.79	$ 0.68	$ 0.53